Description of Business - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2016 Tanker Vessel	Sep. 30, 2015 Vessel
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired | Tanker	4
Initial public offering completion date	2013-04
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers	100.00%
Number of operating vessels | Vessel	10	9
Windsor Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2017
Bodil Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2019
Time charterer options extension year	2024
Recife Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Fortaleza Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Carmen Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2023
Time charterer options extension year	2026
Hilda Knutsen and Torill Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2018
Time charterer options extension year	2023
Dan Cisne [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Dan Sabia [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2024
Ingrid Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2024
Time charterer options extension year	2029